Trade, other receivables and tax receivables - allowance for trade receivables (Details) - Trade receivables € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Allowance, beginning balance	€ 247
Provision	32
Use and other changes	(42)
Decrease through classified as held for sale, trade receivables	0
Allowance, ending balance	€ 237